Preferred and Common Stock	12 Months Ended
Dec. 31, 2013
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK
NOTE 17: PREFERRED AND COMMON STOCK
Navios Holdings
In November 2008, the Board of Directors approved a share repurchase program for up to $25,000 of Navios Holdings' common stock. Share repurchases are made pursuant to a program adopted under Rule 10b5-1 under the Exchange Act. The program does not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in Navios Holdings' discretion and without notice. Repurchases are subject to restrictions under the terms of the Company's credit facilities and indentures. During 2011, Navios Holdings repurchased 73,651 shares for a total cost of $221. There were no shares repurchased during 2013 and 2012.
Issuances to Employees and Exercise of Options
During 2013, pursuant to the stock plan approved by the Board of Directors, 106,032, 29,243, 10,969 and 7,312 shares were issued following the exercise of options for cash at an exercise price of $3.18, $3.81, $5.87 and $5.15 per share, respectively, for a total of $551.
On December 11, 2013, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 856,437 shares of restricted common stock, 30,000 restricted stock units and 674,809 stock options.
During 2012, pursuant to the stock plan approved by the Board of Directors, 29,251 shares were issued following the exercise of options for cash at an exercise price of $3.18 per share for a total of $93.
On December 20, 2012, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 801,028 shares of restricted common stock, 31,000 restricted stock units and 1,344,357 stock options.

Vested, Surrendered and Forfeited
During 2013, 21,463 restricted stock units, issued to the Company's employees in 2012, 2011 and 2010, have vested.
During 2012, 24,932 restricted stock units, issued to the Company's employees in 2011, 2010 and 2009, have vested.

During the years ended December 31, 2013 and 2012, 12,452 and 9,166 restricted shares of common stock, respectively, were forfeited upon termination of employment.
          Navios Holdings had as of December 31, 2013 and 2012, 104,261,029 and 103,255,409 shares of common stock, respectively, and 8,479 Preferred Stock outstanding for both years.